Property and Equipment and Capitalized Software Development Costs (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Summary of Property Plant and Capitalized Software Development Costs

Property and equipment and capitalized software development costs are summarized as follows:

	December 31,
	2011	2012
Computer equipment and purchased software	$6,243	$8,226
Furniture and equipment	1,938	2,773
Leasehold improvements	3,558	4,561
Automobile	11	43

	11,750	15,603
Less accumulated depreciation	(6,811)	(8,847)

Total property and equipment, net	$4,939	$6,756

Capitalized software development costs	$7,327	$10,990
Less accumulated amortization	(3,058)	(5,562)

Total capitalized software development costs	$4,269	$5,428